OPERATING LEASES	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
OPERATING LEASES

36.    OPERATING LEASES

The Group as lessee

Operating leases relate to leases of premises and land with lease term between 5 to 20 years. The Group does not have an option to purchase the leased land at the expiry of the lease periods.

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Minimum lease payments paid under operating leases	4,040	4,283	2,957

At the end of each reporting period, the Group had commitments for future minimum lease payments under non-cancellable operating leases which fall due as follows:

	At December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Within one year	4,468	4,420	3,240
In the second to fifth years inclusive	15,154	15,266	12,044
Over five years	79,172	44,594	32,495
	98,794	64,280	47,779

The Group as lessor

Operating leases relate to the investment property owned by the Group with lease term of 20 years. The lessee does not have an option to purchase the investment property at the expiry of the lease period. At the end of each reporting period, the Group had non-cancellable operating lease receivables as follows:

	At December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Within one year	196	195	224
In the second to fifth years inclusive	782	780	896
Over five years	2,585	3,338	2,518
	3,563	4,313	3,638